Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		108 Months Ended	111 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2020
Operating expenses:
General and administrative	$ 468	$ 303	$ 1,973	$ 2,108
Research and development	598	350	2,349	1,783
Operating loss	(1,066)	(653)	(4,322)	(3,891)
Other (expense) income:
Interest expense	(4)	(1,033)	(2,194)	(1,814)
Other(expense) income	(820)	34	(99)	(508)
Total other expense	(824)	(999)	(2,293)	(2,268)
Loss before income tax benefit	(1,890)	(1,652)	(6,615)	(6,159)
Income tax benefit	92	71	415	254
Net loss	(1,798)	(1,581)	(6,200)	(5,905)	$ (41,300)	$ (42,600)
Foreign currency translation adjustment	797	(32)	22	448
Comprehensive loss	$ (1,001)	$ (1,613)	$ (6,178)	$ (5,457)
Basic and diluted net loss per share (in dollars per share)	$ (0.27)	$ (0.31)	$ (1.09)	$ (1.27)
Weighted average shares outstanding - basic and diluted (in shares)	6,631,308	5,072,397	5,700,314	4,662,080